SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of estimated useful lives of the Group's property and equipment, other than leasehold improvements
Buildings	20 years
Store fixture and equipment	5 years
Motor vehicles	5 years
Software	10 years